Borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Borrowings [Abstract]
Schedule of Borrowings
	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Loan – Director(i)	5,086	5,086
Loan from associated entities(ii)	156,434	156,066
Shareholder Loans(iii)	2,221,726	1,923,000
Convertible notes payable(iv)	2,590,425	—
Debt discount(v)	(1,090,893)	—
	3,882,778	2,084,152
Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Convertible notes payable(iv)	—	1,745,897
	13,550	1,759,447
	3,896,328	3,843,599

(i)     This is unsecured and interest free loan with no maturity terms provided by directors of the Company.

(ii)    During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest per annum. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon Szewach directors of the Company

(iii)   On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-months and were expected to be mature on 15 July 2023.

(iv)   On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

(v)    In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Loans from Directors (i)	5,086	5,086
Loan from associated entities (ii)	156,066	—
Shareholder Loans (iii)	1,923,000	—
	2,084,152	5,086

Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Loan from associated entities (ii)	—	155,304
Shareholder loans (iv)	—	1,463,650
Convertible notes payable (v)	1,745,897	839,115
	1,759,447	2,471,619
	3,843,599	2,476,705

(i) These are unsecured and interest free loans with no maturity terms provided by directors of the Company.

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon H. Szewach directors of the Company.

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.

(iv) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders) for $1,493,445 received during January and February 2022, at an interest rate of 12% per annum for an 18 month term maturing on 15 July, 2023.

(v) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

Schedule of Movement of Shareholder Loans

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening Shareholder Loan balance	1,923,000	1,463,650
Interest accrued during the year*	298,726	459,350
	2,221,726	1,923,000

*        Interest accrued represent the six months interest accrued as at 31 December 2024 and twelve months interest accrued as at 30 June 2024.

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening Shareholder Loan balance	1,463,650	1,292,450
Interest accrued prior to modification	—	193,735
Shareholder Loan balance at date of modification (January 3, 2023)	—	1,486,185
Balance derecognised upon modification	—	(1,486,185)
New Fair Value Shareholder Loan Balance post modification	—	1,263,504
Interest accrued post modification	459,350	200,146
	1,923,000	1,463,650

Schedule of Movement of Convertible Notes

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening convertible note balance	1,745,897	839,115
Convertible notes issued – received in cash	747,262	855,834
Convertible notes issued – accrued (owing)	—	(73,954)
Interest accrued	97,266	124,902
	2,590,425	1,745,897

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening convertible note balance	839,115	—
Convertible notes issued – received in cash	855,834	755,935
Convertible notes issued – accrued (owing)	(73,954)	73,954
Interest accrued	124,902	9,226
	1,745,897	839,115

Schedule of Movement of Debt Discount on Convertible Notes

The table below shows the movement of Debt discount on Convertible Notes during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening convertible note Debt discount balance	—	—
Debt discount on convertible notes recognised during the period	1,279,184	—
Amortisation of discount on convertible notes during the period	(188,291)	—
	1,090,893	—

Consolidated	Interest bearing loans and borrowings	Lease Liability	Total
	$	$	$
Balance at 1 July 2022	1,465,626	46,601	1,512,227
Net cash from financing activities	755,935	(34,706)	721,229 *
Gain on loan modification	(222,681)	—	(222,681)
Other changes – accrued interest and convertible notes (note 23)	477,825	—	477,825
Balance at 30 June 2023	2,476,705	11,895	2,488,600
Balance at 1 July 2023	2,476,705	11,895	2,488,600
Net cash from/(used in) financing activities	855,834	(11,895)	843,939
Accrued interest	585,013	—	585,013
Other changes	(73,954)	—	(73,954)
Balance at 30 June 2024	3,843,599	—	3,843,599

*        The remaining cash received from financing activities of $1,309,318 was from capital financing activities and was not a liability (refer to note 26).